LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

5.   LEASE

The following table presents balances reported in the consolidated balance sheets related to the Group's leases:

	As of December 31,
	2019	2020

	(HK$ in thousands)

Operating lease right-of-use assets	161,617	208,863
Operating lease liabilities	172,466	222,231

The following table presents operating lease cost reported in the consolidated statements of comprehensive income related to the Group's leases:

	Year ended December 31,
	2019	2020

	(HK$ in thousands)

Operating lease cost	64,756	64,594

The following table reconciles the undiscounted cash flows of the Group's leases as of December 31, 2020 to the present value of its operating lease payments:

December 31, 2020
(HK$ in thousands)

2021	74,740
2022	70,180
2023	62,559
2024	17,004
2025 and thereafter	16,190
Total undiscounted operating lease payments	240,673
Less: imputed interest	(18,442)
Present value of operating lease liabilities	222,231